SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 15,155,074	$ 24,599,923	$ 23,834,129
Domestic PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	15,155,074	24,599,923	23,834,129
Export
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues